Pension obligations - Schedule of Investments by asset class (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Cash	$ 85	$ 126
Bonds	6,320	4,658
Shares	531	564
Real estates and mortgages	3,457	2,353
Alternative investments	875	565
Investments by asset class	$ 11,268	$ 8,266